Consolidated statement of financial position - BRL (R$) R$ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Current assets
Cash and cash equivalents		R$ 104,314	R$ 43,798
Marketable securities		11,215	6,972
Derivative financial instruments	[1]	28,299	4,090
Accounts receivable and others		95,176	54,026
Inventories		69,622	22,658
Biological assets		61,993	38,260
Transactions with related parties		1,660	1,298
Total current assets		372,279	171,102
Noncurrent assets
Biological assets		34,053	13,435
Restricted marketable securities		18,226	17,088
Derivative financial instruments	[1]	4,053	1
Deferred taxes		32,742	53,780
Accounts receivable and others		74,775	44,605
Investment properties		557,152	389,799
Receivables from related parties			35,640
Investments in unquoted equity instruments		86	101,426
Property, plant and equipment		84,830	54,745
Intangible assets		1,403	1,672
Total non-current assets		807,320	712,191
Total assets		1,179,599	883,293
Current liabilities
Trade accounts payable and others		106,445	55,615
Loans, financing, debentures and finance leases		70,088	56,620
Salaries and payroll obligations		14,300	11,513
Derivative financial instruments	[1]	10,489	3,978
Payables for purchase of farms			24,646
Transactions with related parties		1,831	4,784
Total current liabilities		203,153	157,156
Noncurrent liabilities
Trade accounts payable and others		11,298	1,520
Loans, financing, debentures and finance leases		205,932	55,555
Derivative financial instruments	[1]	2,145
Provision for legal claims		1,207	1,594
Total non-current liabilities		220,582	58,669
Total liabilities		423,735	215,825
Equity
Capital		584,224	584,224
Capital reserve		1,997	1,525
Treasury shares		(35,208)	(36,797)
Income reserves		164,968	68,615
Additional dividends proposed			6,486
Other comprehensive income		39,883	43,415
Total equity		755,864	667,468
Total liabilities and equity		R$ 1,179,599	R$ 883,293

[1]	The Derivative transactions negotiated in an active market in the amount of R$1,275 (R$3,169 at June 30, 2017) are measured at fair value at Level 1, and over-the-counter transactions are measured at Level 2, as presented in the table above.